Schedule of Derivative Instruments Fair Values(Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Derivative [Line Items]
Asset derivatives	$ 128	$ 93
Liability derivatives	108	25
Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	2	5
Liability derivatives	5	4
Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Asset derivatives	80	48
Liability derivatives	0	0
Not Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	46	40
Liability derivatives	103	21
Fair Value, Inputs, Level 1
Derivative [Line Items]
Asset derivatives	48	44
Liability derivatives	104	24
Fair Value, Inputs, Level 1 | Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	2	5
Liability derivatives	5	4
Fair Value, Inputs, Level 1 | Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	0	0
Fair Value, Inputs, Level 1 | Not Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	46	39
Liability derivatives	99	20
Fair Value, Inputs, Level 2
Derivative [Line Items]
Asset derivatives	80	49
Liability derivatives	4	1
Fair Value, Inputs, Level 2 | Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	0	0
Fair Value, Inputs, Level 2 | Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Asset derivatives	80	48
Liability derivatives	0	0
Fair Value, Inputs, Level 2 | Not Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	0	1
Liability derivatives	4	1
Fair Value, Inputs, Level 3
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	0	0
Fair Value, Inputs, Level 3 | Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	0	0
Fair Value, Inputs, Level 3 | Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	0	0
Fair Value, Inputs, Level 3 | Not Designated as Hedging Instrument | Commodity Contracts
Derivative [Line Items]
Asset derivatives	0	0
Liability derivatives	$ 0	$ 0